Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	21.98%	22.20%	22.23%
Risk-free interest rate	2.67%	1.71%	1.07%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	5 years 1 month 17 days	4 years 9 months 3 days	4 years 7 months 24 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	22.88%	18.21%	23.24%
Risk-free interest rate	1.07%	0.50%	0.16%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 months	6 months	6 months